Financial Risk Management (Details 3) - BRL (R$) R$ in Thousands		12 Months Ended
	Mar. 03, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Sensitivity analysis
Interest rate basis	100% of the DI	CDI
Financial Assets		R$ 92,455	R$ 39,212
Marketable securities		245,942	380,514
Accounts Payable for Business Combination and acquisition of associates		(614,120)	(625,277)	R$ (532,313)
Lease liabilities		(96,657)	(140,563)	(160,542)
Bonds and financing		(791,763)	R$ (842,996)	R$ (831,226)
Total		R$ (2,002,839)
Percentage of deterioration of the projected rates		0.00%
100% of IPCA
Sensitivity analysis
Interest rate basis		IPCA
Percentage of interest rate basis		100.00%
CDI
Sensitivity analysis
Interest rate -% p.a		0.00%
IPCA
Sensitivity analysis
Interest rate -% p.a		0.00%
Base Scenario | CDI
Sensitivity analysis
Interest rate -% p.a		13.10%
Base Scenario | IPCA
Sensitivity analysis
Interest rate -% p.a		4.62%
Scenario I | CDI
Sensitivity analysis
Interest rate -% p.a		11.13%
Percentage of deterioration of the projected rates		15.00%
Scenario I | IPCA
Sensitivity analysis
Interest rate -% p.a		3.93%
Scenario II | CDI
Sensitivity analysis
Interest rate -% p.a		9.17%
Percentage of deterioration of the projected rates		30.00%
Scenario II | IPCA
Sensitivity analysis
Interest rate -% p.a		3.23%
Probable scenario over a 12-month horizon
Sensitivity analysis
Financial Assets		R$ 92,455
Marketable securities		245,942
Total		338,397
Accounts Payable for Business Combination and acquisition of associates		(614,120)
Lease liabilities		(96,657)
Bonds and financing		(791,763)
Total		(1,502,540)
Net exposure		R$ (1,164,143)
Percentage of deterioration of the projected rates		0.00%
Probable scenario over a 12-month horizon | 104% of CDI
Sensitivity analysis
Interest rate basis		CDI
Percentage of interest rate basis		104.00%
Probable scenario over a 12-month horizon | 102% of CDI
Sensitivity analysis
Interest rate basis		CDI
Percentage of interest rate basis		102.00%
Probable scenario over a 12-month horizon | 100% CDI
Sensitivity analysis
Interest rate basis		CDI
Percentage of interest rate basis		100.00%
Probable scenario over a 12-month horizon | CDI + 2.30%
Sensitivity analysis
Interest rate basis		CDI
Adjustment to interest rate basis		2.30%
Probable scenario over a 12-month horizon | CDI
Sensitivity analysis
Interest rate -% p.a		0.00%
Probable scenario over a 12-month horizon | IPCA
Sensitivity analysis
Interest rate -% p.a		0.00%
Probable scenario over a 12-month horizon | Base Scenario
Sensitivity analysis
Interest rate basis		CDI
Adjustment to interest rate basis		13.10%
Short-term investments, Potential gain (loss)		R$ 12,109
Marketable securities, Potential gain (loss)		32,211
Total Financial Assets, Potential gain (loss)		44,320
Accounts Payable for Business Combination and acquisition of associates, Potential gain (loss)		(80,431)
Lease liabilities, Potential gain (loss)		(4,467)
Bonds and financing, Potential gain (loss)		(103,696)
Total Financial Liabilities, Potential gain (loss)		(188,594)
Net exposure, Potential gain (loss)		R$ (144,274)
Percentage of deterioration of the projected rates		0.00%
Probable scenario over a 12-month horizon | Scenario I
Sensitivity analysis
Short-term investments, Potential gain (loss)		R$ 10,293
Marketable securities, Potential gain (loss)		27,379
Total Financial Assets, Potential gain (loss)		37,672
Accounts Payable for Business Combination and acquisition of associates, Potential gain (loss)		(68,366)
Lease liabilities, Potential gain (loss)		(3,797)
Bonds and financing, Potential gain (loss)		(88,142)
Total Financial Liabilities, Potential gain (loss)		(160,305)
Net exposure, Potential gain (loss)		R$ (122,633)
Percentage of deterioration of the projected rates		(15.00%)
Probable scenario over a 12-month horizon | Scenario II
Sensitivity analysis
Short-term investments, Potential gain (loss)		R$ 8,476
Marketable securities, Potential gain (loss)		22,548
Total Financial Assets, Potential gain (loss)		31,024
Accounts Payable for Business Combination and acquisition of associates, Potential gain (loss)		(56,302)
Lease liabilities, Potential gain (loss)		(3,127)
Bonds and financing, Potential gain (loss)		(72,587)
Total Financial Liabilities, Potential gain (loss)		(132,016)
Net exposure, Potential gain (loss)		R$ (100,992)
Percentage of deterioration of the projected rates		(30.00%)